Organization And Description Of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Organization And Description Of Business [Abstract]
Organization And Description Of Business

1. Organization and Description of Business

WisdomTree Investments, Inc. ("WisdomTree" or the "Company") is a New York-based exchange-traded fund sponsor and asset manager. The Company is the eighth largest sponsor of ETFs in the United States based on assets under management ("AUM"). In June 2006, the Company launched 20 ETFs and, as of September 30, 2011, had 47 ETFs with AUM of $11.2 billion. Through its operating subsidiary, the Company provides investment advisory and other management services to the WisdomTree Trust ("WTT") and WisdomTree ETFs. The Company also licenses its indexes to third parties and promotes the use of WisdomTree ETFs in 401(k) plans. The Company has the following subsidiaries:

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WisdomTree Asset Management, Inc. ("WTAM")—a wholly owned subsidiary formed in February 2005, is an investment advisor registered with the Securities and Exchange Commission ("SEC"). WTAM provides investment advisory and other management services to WTT and the WisdomTree ETFs. In exchange for providing these services, the Company receives advisory fee revenues based on a percentage of the ETFs average daily net assets under management.

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WisdomTree Retirement Services, Inc. ("WTRS")—a wholly owned subsidiary formed in August 2007, markets with selected third parties the use of WisdomTree ETFs in 401(k) plans as well as offering a platform that offers ETFs to the 401(k) marketplace.

The WisdomTree ETFs are issued by WTT. WTT, a non-consolidated third-party, is a Delaware statutory trust registered with the SEC as an open-end management investment company. WTT offers ETFs across international and domestic equities, currency, fixed income and alternatives asset classes. The Company has licensed the use of its own fundamentally-weighted indexes on an exclusive basis to WTT for the WisdomTree ETFs. The Board of WTT, or the Trustees, is separate from the Board of the Company. The Trustees are primarily responsible for overseeing the management and affairs of the WisdomTree ETFs and the Trust for the benefit of the WisdomTree ETF shareholders and has contracted with the Company to provide for general management and administration services of WTT and the WisdomTree ETFs. The Company, in turn, has contracted with third parties to provide the majority of these administration services. In addition, certain officers of the Company provide general management services for WTT.

1. Organization and Description of Business

WisdomTree Investments, Inc. ("WisdomTree" or the "Company") is a New York-based exchange-traded fund sponsor and asset manager. The Company is the eighth largest sponsor of ETFs in the United States based on assets under management ("AUM"). In June 2006, the Company launched 20 ETFs and, as of February 28, 2011, has 45 ETFs with AUM of approximately $10.3 billion. Through its operating subsidiary, the Company provides investment advisory and other management services to the WisdomTree Trust ("WTT") and WisdomTree ETFs. The Company also licenses its indexes to third parties and promotes the use of WisdomTree ETFs in 401(k) plans. The Company has the following subsidiaries:

•

WisdomTree Asset Management, Inc. ("WTAM")—a wholly owned subsidiary formed in February 2005, is an investment advisor registered with the Securities and Exchange Commission ("SEC"). WTAM provides investment advisory and other management services to WTT and the WisdomTree ETFs. In exchange for providing these services, the Company receives advisory fee revenues based on a percentage of the ETFs average daily net assets under management.

•

WisdomTree Retirement Services, Inc. ("WTRS")—a wholly owned subsidiary formed in August 2007, markets with selected third parties the use of WisdomTree ETFs in 401(k) plans as well as offering a platform that offers ETFs to the 401(k) marketplace.

WTT, a non-consolidated third-party, is a Delaware statutory trust registered with the SEC as an open-end management investment company. The WisdomTree ETFs are issued by the WisdomTree Trust. The WisdomTree Trust offers ETFs across equities, currency, fixed income and alternatives asset classes. The Company has licensed the use of its own fundamentally-weighted indexes on a non-exclusive basis to the WisdomTree Trust for the WisdomTree ETFs. The Board of the WisdomTree Trust, or the Trustees, is separate from the Board of the Company. The Trustees are primarily responsible for overseeing the management and affairs of the WisdomTree ETFs and the Trust for the benefit of the WisdomTree ETF shareholders and has contracted with the Company to provide for general management and administration services of WisdomTree Trust and the WisdomTree ETFs. The Company, in turn, has contracted with third parties to provide the majority of these administration services. In addition, certain officers of the Company provide general management services for the WTT.